Inventory - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Write-downs (reversals of write-downs) of inventories	$ 7.4	$ 2.7